                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         McCarthy Group Asset Management, Inc.
                 ---------------------------------------
   Address:      1125 South 103rd Street, Suite 450
                 ---------------------------------------
                 Omaha, Nebraska
                 ---------------------------------------
                 68124
                 ---------------------------------------

Form 13F File Number: 28- 05489
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard L. Jarvis
         -------------------------------
Title:   Chairman
         -------------------------------
Phone:   (402) 393-8281
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Richard L. Jarvis               Omaha, Nebraska      02/10/04
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      -0-
                                        --------------------

Form 13F Information Table Entry Total: 88
                                        --------------------

Form 13F Information Table Value Total: $ 209,725
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number          Name

    NONE      28-
    ------        -----------------         ---------------------------------

    [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

McCarthy Group Asset Management, Inc.
FORM 13F
31-Dec-03

      COLUMN 1              COLUMN 2   COLUMN 3     COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
----------------------- -------------- ---------    -------- ---------------------- ------------ ---------- ----------------------
                                                    VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF CLASS   CUSIP      (x$1000) PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
----------------------- -------------- ---------    -------- --------- ----- ------ ------------ ---------- ------ -------- ------
3Com Corporation        COM            885535104        5179    633963 SH           Defined                 606763            27200
Apache Corp.            COM            037411105         751      9257 SH           Defined                   8519              738
Carnival Cruise Lines
  - Cl A                COM            143658300         303      7617 SH           Defined                   4887             2730
Cendant Corp            COM            151313103        2754    123645 SH           Defined                 118095             5550
Concord EFS Inc.        COM            206197105        4825    325109 SH           Defined                 306235            18874
Convergys Corp          COM            212485106        3260    186717 SH           Defined                 181177             5540
Freddie Mac             COM            313400301        1587     27204 SH           Defined                  26011             1193
H & R Block Inc         COM            093671105         387      6990 SH           Defined                   6990
Johnson & Johnson Com   COM            478160104        1937     37496 SH           Defined                  36012             1484
Kroger Co               COM            501044101        4937    266718 SH           Defined                 248993            17725
Mattel Inc              COM            577081102        1961    101787 SH           Defined                  97984             3803
Merck & Co              COM            589331107        1723     37295 SH           Defined                  36309              986
Novell Inc              COM            670006105        4538    430968 SH           Defined                 418961            12007
Penney J C Inc          COM            708160106        2212     84181 SH           Defined                  81783             2398
Pfizer Inc              COM            717081103         263      7440 SH           Defined                   7440
Safeway, Inc.           COM            786514208        1959     89424 SH           Defined                  86124             3300
Schering Plough Corp    COM            806605101        5372    308930 SH           Defined                 291930            17000
Standard & Poor's 500
  Deposito              COM            78462f103       21355    191904 SH           Defined                 191904
Suntrust Banks Inc      COM            867914103         330      4612 SH           Defined                   4612
Time Warner Inc         COM            887317105        4065    225973 SH           Defined                 202299            23674
Torchmark Corp          COM            891027104        2393     52537 SH           Defined                  51390             1147
Tyco Intl Ltd           COM            902124106        6127    231219 SH           Defined                 216043            15176
U.S. Bancorp            COM            902973304         306     10275 SH           Defined                   7402             2873
Wash Mutual Inc         COM            939322103        4309    107413 SH           Defined                 101285             6128
Waste Management        COM            94106l109        4184    141360 SH           Defined                 125012            16348
AMN Healthcare Services
  Inc.                  COM            001744101        1862    108520 SH           Defined                 105770             2750
AdvancePCS              COM            00790k109        4069     77073 SH           Defined                  75040             2033
Allmerica Financial
  Corp                  COM            019754100        1829     59450 SH           Defined                  57805             1645
Apogent Technologies
  Inc                   COM            03760a101        4421    191886 SH           Defined                 177162            14724
Apria Healthcare Group
  Inc.                  COM            037933108         390     13700 SH           Defined                  13700
Archstone-Smith Trust   COM            039583109         610     21800 SH           Defined                  21600              200
Avalonbay Communities
  Inc                   COM            053484101         759     15870 SH           Defined                  15558              312
Berkshire Hathaway Inc
  Cl B                  COM            084670207        5236      1860 SH           Defined                   1753              107
Boston Properties, Inc. COM            101121101         843     17499 SH           Defined                  17174              325
Brush Engineered
  Materials, In         COM            117421107         504     32900 SH           Defined                  32900
Cantel Medical
  Corporation           COM            138098108        1156     71388 SH           Defined                  71022              366
Charter Communications
  Class A               COM            16117M107        1773    440979 SH           Defined                 429884            11095
Coinstar Inc            COM            19259p300        2179    120344 SH           Defined                 117377             2967
Conmed Corp             COM            207410101        2103     88368 SH           Defined                  86124             2244
Devon Energy
  Corporation           COM            25179M103        2762     48243 SH           Defined                  46377             1866
Emmis Communications
Corp Cl A               COM            291525103         498     18400 SH           Defined                  18400
FNB Corporation         COM            302520101        4115    122880 SH           Defined                                  122880
First Health Group Cp
 Com                    COM            320960107        1139     58325 SH           Defined                  58325
Firstservice Corp       COM            33761n109        1401     66910 SH           Defined                  66910
Fresh Del Monte Produce
  Inc.                  COM            G36738105        1759     73802 SH           Defined                  71711             2091
Grant Prideco           COM            38821g101         510     39200 SH           Defined                  39200
Health Care Properties
  Invest                COM            421915109         391      7700 SH           Defined                   7700
Hilb, Rogal & Hamilton
  Co.                   COM            431294107         497     15500 SH           Defined                  15500
Horace Mann Educators   COM            440327104        1254     89769 SH           Defined                  87984             1785
I-Trax Inc.             COM            45069d203         188     41915 SH           Defined                  41915
Insight Communications
  Co.                   COM            45768v108        1054    101890 SH           Defined                 100017             1873
Insituform Technologies
   Class                COM            457667103        1329     80556 SH           Defined                  79050             1506
Intrado, Inc.           COM            46117a100        1592     72509 SH           Defined                  69467             3042
Ishares Dj Us Real
  Estate                COM            464287739        2758     27779 SH           Defined                  27779
Ishares S & P Small
  Cap 600               COM            464287804        8670     64700 SH           Defined                  64700
Kaydon Corp.            COM            486587108         504     19500 SH           Defined                  19500
Kroll Inc.              COM            501049100        1365     52500 SH           Defined                  52500
La-Z-Boy, Inc.          COM            505336107        1335     63616 SH           Defined                  61961             1655
Laboratory Corporation
  Of Amer               COM            50540r409        5882    159195 SH           Defined                 148394            10801
Liberty Media Corp Cl A COM            530718105        4456    374802 SH           Defined                 341527            33275
M & F Worldwide Corp.   COM            552541104         218     16305 SH           Defined                  11005             5300

Manufactured Home
  Communities           COM            564682102         289      7670 SH           Defined                   7370              300
NCO Group Inc           COM            628858102        1800     79219 SH           Defined                  76733             2486
Netiq Corp              COM            64115p102        1444    108945 SH           Defined                 103947             4998
Newfield Exploration
  Cos                   COM            651290108        2063     46315 SH           Defined                  44809             1506
Novastar Financial,
  Inc.                  COM            669947400        3866     90000 SH           Defined                  90000
Omnicare Inc            COM            681904108        1987     49199 SH           Defined                  47376             1823
On Assignment Inc       COM            682159108         513     98409 SH           Defined                  98409
Papa Johns Intl Inc     COM            698813102        1947     58331 SH           Defined                  55994             2337
Paxar Corp              COM            704227107         560     41819 SH           Defined                  41819
Protective Life Corp.   COM            743674103        1687     49845 SH           Defined                  48143             1702
Regency Centers Corp.   COM            758849103         347      8700 SH           Defined                   8700
Republic Services Inc   COM            760759100        4303    167887 SH           Defined                 159581             8306
Right Management
  Consultants           COM            766573109        1991    106693 SH           Defined                 103851             2842
S & P 400 Mid-Cap Dep
   Receipts             COM            595635103        9830     93262 SH           Defined                  93262
Scotts Co Cl A          COM            810186106        1808     30565 SH           Defined                  29540             1025
Shaw Group Inc          COM            820280105        2346    172273 SH           Defined                 167050             5223
Simon Ppty Group Inc    COM            828806109        1077     23241 SH           Defined                  21106             2135
Stewart Enterprises
 Inc Cl. A              COM            860370105        7231   1272982 SH           Defined                1263998             8984
Tidewater Inc.          COM            886423102         505     16900 SH           Defined                  16900
United Fire & Casualty
  Co.                   COM            910331107         404     10000 SH           Defined                  10000
Universal Forest
  Products              COM            913543104         247      7629 SH           Defined                   6643              986
Veritas DGC Inc.        COM            92343p107         472     45000 SH           Defined                  45000
Waste Connections Inc   COM            941053100        1911     50596 SH           Defined                  49411             1185
Westar Energy Inc.      COM            95709t100        2060    101733 SH           Defined                  97462             4271
Comverse Technologies
   CV                   CONV           205862AJ4          63     65000 PRN          Defined                                   65000
FEI Company             CONV           30241LAB5         189    190000 PRN          Defined                 100000            90000
Interpublic Group       CONV           460690AJ9         360    390000 PRN          Defined                 310000            80000
REPORT SUMMARY                      88 DATA RECORDS   209725             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

[Repeat as necessary]